Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Cash and cash equivalents	$ 1,428,129	$ 2,567,868	$ 4,974,478
Accounts receivable (Notes 2 and 4)		946,944	493,925
Receivable from the sale of discontinued operations (Note 23)	18,000,000
Prepaids and other current assets (Note 5)	831,265	2,936,619	1,957,727
Inventory (Note 6)		436,833	524,582
Total current assets	20,259,394	6,888,264	7,950,712
Property and equipment (Note 7)	3,143,060	9,299,513	8,278,170
Patents and licenses (Note 8)	452,384	466,714	456,250
Balance, right of use asset	222,517
Intangible assets (Note 10)		802,409	839,637
Goodwill (Note 24)		7,681,003	7,681,003
Total assets	24,077,355	25,137,903	25,205,772
Liabilities
Accounts payable and accrued liabilities (Note 11)	1,725,708	3,040,422	810,593
Lease liability (Note 9)	90,504
Convertible debentures (Note 12)	3,089,033
Total current liabilities	4,905,245	3,040,422	810,593
Lease liability (Note 9)	133,254
Deferred tax liability (Note 24)		1,000,427	1,298,367
Deferred rent		1,814	24,031
Total liabilities	5,038,499	4,042,663	2,132,991
Shareholders' Equity
Share capital (Note 13(b))	112,144,172	112,028,194	103,616,221
Equity component of convertible debentures (Note 12)	627,511
Warrants (Note 14)	8,525,358	8,303,738	5,985,378
Contributed surplus (Note 15)	38,799,337	36,042,754	32,102,967
Accumulated other comprehensive loss	(1,908,715)	(2,083,514)	(1,758,632)
Deficit	(139,148,807)	(133,195,932)	(116,873,153)
Total equity	19,038,856	21,095,240	23,072,781
Total equity and liabilities	24,077,355	25,137,903	25,205,772
Commitments and contingencies (Note 17)